Fee and Commission Income - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fee and commission income (expense) [abstract]
Fee and commission income on trust and fiduciary activities	€ 190	€ 55	€ 56
Increase in fee and commission income on trust and fiduciary activities due to acquisition of Cofunds in UK	€ 134